Qualifying Transaction (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 15, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 19, 2021
Business combination, acquisition related costs						$ 493,584	$ 6,316,683
Contingent consideration		$ (3,558)	$ (38,178,321)	$ (642,153)	$ (220,997,087)	$ 229,819,070	$ 0
Business combination consideration transferred replacement options	$ 3,489,501
Shares issued to extinguish liabilities in a business acquisition	336,856
Common Stock, Shares, Issued		104,914,328		104,914,328		97,065,092
Trading Price Consideration [Member]
Contingent consideration	$ 232,719,246
Left Coast Ventures Inc [Member]
Business acquisition, equity interest issued or issuable, Number of Shares	5,010,077
Business acquisition, share price						$ 10.00
Noncash or part noncash acquisition, noncash financial or equity instrument consideration, shares issued						3,856,955
Business combination volume weighted average trading prices issuable				20 years		20 years
Common Stock, Shares, Issued						154,348
Left Coast Ventures Inc [Member] | Common Shares [Member]
Cash						$ 183,090
Left Coast Ventures Inc [Member] | Paycheck Protection Program [Member]
Business acquisition, equity interest issued or issuable, Number of Shares						299,800
Left Coast Ventures Inc [Member] | Trading Price Consideration [Member]
Contingent consideration	$ 41,641,276					$ 41,641,276
Left Coast Ventures Inc [Member] | Share Triggering Price One [Member]
Share price						$ 13
Left Coast Ventures Inc [Member] | Share Triggering Price Two [Member]
Share price						17
Left Coast Ventures Inc [Member] | Share Triggering Price Three [Member]
Share price						$ 21
S I S U Extraction L L C [Member]
Business acquisition, equity interest issued or issuable, Number of Shares	5,787,790
Cash	$ 11,089,535
Shares issued for acquisition	765,582
Caliva And OG Enterprises Branding, Inc. [Member]
Business combination consideration transferred replacement options	$ 3,489,501					$ 3,489,501
Equity method investment ownership percentage1	50.00%							50.00%
Business acquisition, equity interest issued or issuable, Number of Shares						32,365,412
Cash						$ 466,140
Business acquisition, share price						$ 10.00
Noncash or part noncash acquisition, noncash financial or equity instrument consideration, shares issued						18,356,299
Business combination volume weighted average trading prices issuable						20 years
Business combination cash acquired						$ 225,000,000
Contingent shares to be issued in a business acquisition						187,380
Common Stock, Shares, Issued						117,756
Caliva And OG Enterprises Branding, Inc. [Member] | Earnout Shares [Member]
Shares issued for acquisition						3,929,327
Caliva And OG Enterprises Branding, Inc. [Member] | Paycheck Protection Program [Member]
Business acquisition, equity interest issued or issuable, Number of Shares						304,000
Caliva And OG Enterprises Branding, Inc. [Member] | Trading Price Consideration [Member]
Contingent consideration	$ 191,077,970
Caliva And OG Enterprises Branding, Inc. [Member] | Share Triggering Price One [Member]
Share price						$ 13.00
Caliva And OG Enterprises Branding, Inc. [Member] | Share Triggering Price Two [Member]
Share price		$ 17.00		$ 17.00		17
Caliva And OG Enterprises Branding, Inc. [Member] | Share Triggering Price Three [Member]
Share price						$ 21